Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share
Schedule of Earnings (loss) Per Share

	2023	2022	2021
Basic earnings (loss) attributable to holders of common shares	$1,391	$(23,398)	$7,564
Effect of dilutive securities:	—	—	—
Diluted earnings (loss)	$1,391	$(23,398)	$7,564

	Number of Shares
	2023	2022	2021
Weighted average number of common shares outstanding-basic	14,822,251	14,811,118	14,779,302
Effect of dilutive securities:
Options	10	—	129,010
Weighted average number of common shares outstanding-diluted	14,822,261	14,811,118	14,908,312

	2023	2022	2021
Earnings (loss) per share-basic and diluted	$0.09	$(1.58)	$0.51